Bright Rock Quality Large Cap Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Banks - 4.5%
JPMorgan Chase & Co.	85,000	$17,223,550

Beverages - 2.0%
PepsiCo, Inc.	45,000	7,780,500

Capital Markets - 3.0%
BlackRock, Inc.	10,500	8,106,315
S&P Global, Inc.	8,500	3,633,835
		11,740,150

Chemicals - 3.1%
Ecolab, Inc.	18,000	4,179,600
Linde PLC	17,500	7,621,600
		11,801,200

Commercial Services & Supplies - 1.5%
Copart, Inc.(a)	112,000	5,942,720

Consumer Staples Distribution & Retail - 2.7%
Walmart, Inc.	159,000	10,455,840

Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	170,000	6,995,500

Electric Utilities - 2.8%
NextEra Energy, Inc.	135,000	10,802,700

Energy Equipment & Services - 1.2%
Schlumberger NV	100,000	4,589,000

Financial Services - 9.2%
Berkshire Hathaway, Inc. - Class B(a)	25,000	10,360,000
Mastercard, Inc. - Class A	45,000	20,118,150
Visa, Inc. - Class A	18,250	4,972,395
		35,450,545

Ground Transportation - 2.0%
Union Pacific Corp.	33,500	7,799,470

Health Care Providers & Services - 3.9%
UnitedHealth Group, Inc.	30,000	14,861,100

Health Care Technology - 2.3%
Veeva Systems, Inc. - Class A(a)	50,000	8,712,500

Hotels, Restaurants & Leisure - 2.1%
Starbucks Corp.	100,000	8,022,000

Household Products - 3.0%
Colgate-Palmolive Co.	124,000	11,527,040

Industrial Conglomerates - 1.3%
Honeywell International, Inc.	25,000	5,054,750

Insurance - 2.5%
Chubb Ltd.	35,000	9,478,700

Interactive Media & Services - 8.7%
Alphabet, Inc. - Class A(a)	150,000	25,875,000
Meta Platforms, Inc. - Class A	16,000	7,469,280
		33,344,280

IT Services - 2.1%
Accenture PLC - Class A	28,000	7,904,120

Life Sciences Tools & Services - 3.2%
Thermo Fisher Scientific, Inc.	9,500	5,395,810
West Pharmaceutical Services, Inc.	21,000	6,959,610
		12,355,420

Multi-Utilities - 1.0%
WEC Energy Group, Inc.	46,000	3,727,380

Oil, Gas & Consumable Fuels - 2.3%
EOG Resources, Inc.	35,000	4,359,250
Exxon Mobil Corp.	40,000	4,690,400
		9,049,650

Pharmaceuticals - 3.7%
Merck & Co., Inc.	112,000	14,060,480

Professional Services - 2.7%
Automatic Data Processing, Inc.	43,000	10,531,560

Semiconductors & Semiconductor Equipment - 3.0%
Texas Instruments, Inc.	59,000	11,505,590

Software - 11.0%
Intuit, Inc.	15,000	8,646,600
Microsoft Corp.	66,000	27,398,580
Roper Technologies, Inc.	12,000	6,393,120
		42,438,300

Specialty Retail - 3.6%
Home Depot, Inc.	15,000	5,023,050
TJX Cos., Inc.	85,547	8,819,896
		13,842,946

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	62,000	11,919,500

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc. - Class B	93,000	8,839,650
TOTAL COMMON STOCKS (Cost $236,184,111)		367,756,141

EXCHANGE TRADED FUNDS - 3.8%	Shares	Value
iShares U.S. Energy ETF	300,000	14,745,000
TOTAL EXCHANGE TRADED FUNDS (Cost $4,934,970)		14,745,000

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Money Market Funds - 0.5%
Morgan Stanley Institutional Liquidity Funds - Class Institutional, Government Portfolio, 5.23%(b)	1,750,327	1,750,327
TOTAL SHORT-TERM INVESTMENTS (Cost $1,750,327)		1,750,327

TOTAL INVESTMENTS - 99.9% (Cost $242,869,408)		$384,251,468
Other Assets in Excess of Liabilities - 0.1%		279,389
TOTAL NET ASSETS - 100.0%		$384,530,857

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”).  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Money market funds, demand notes and repurchase agreements are valued at cost.  If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2024:

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$367,756,141	$–	$–	$367,756,141
Exchange Traded Funds	14,745,000	–	–	14,745,000
Money Market Funds	1,750,327	–	–	1,750,327
Total Investments	$384,251,468	$–	$–	$384,251,468

Refer to the Schedule of Investments for industry classifications.